RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Due to directors and management for remuneration and expense reimbursements	$ 304,370	$ 414,571
Amounts due from directors and management related to the payment of withholding amounts